As filed with the Securities and Exchange                      File No. 33-41694
Commission on July 9, 1997                                     File No. 811-6352

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 22

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 31

                             AETNA SERIES FUND, INC.

             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 273-1409

                            Amy R. Doberman, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

   ------- immediately upon filing pursuant to paragraph (b) of Rule 485 ------- on _______________________ pursuant to paragraph (b) of Rule 485

   ------- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ------- on _______________________ pursuant to paragraph (a)(1) of Rule 485

   ------- 75 days after filing pursuant to paragraph (a)(2) of Rule 485 ------- on _______________________ pursuant to paragraph (a)(2) of Rule 485

      X     on August 1, 1997 pursuant to paragraph (a)(3) of Rule 485 (A
   -------  request for Acceleration is attached)

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 27, 1996.

                             Aetna Series Fund, Inc.
                              Cross-Reference Sheet

                                                                     CAPTION IN PROSPECTUS DATED MARCH 3, 1997
                                                                    AND AS AMENDED BY SUPPLEMENTS DATED MAY 30,
FORM N-1A                                                                     1997 AND AUGUST 1, 1997
ITEM NO.
                         PART A
1.    Cover Page................................................   Cover Page

2.    Synopsis..................................................   Fees Tables; Highlights

3.    Condensed Financial Information...........................   Financial Highlights, and as amended

4.    General Description of Registrant.........................   Description of the Fund; Risk Factors and
                                                                   Other Considerations; Investment
                                                                   Restrictions;General Information, and as amended

5.    Management of the Fund....................................   Management, and as amended; Portfolio
                                                                   Management; Performance Data, and as amended

5A.   Management's Discussion of Fund Performance...............   Not Applicable

6.    Capital Stock and Other Securities........................   General Information, and as amended;
                                                                   Shareholder Services; Distributions; Taxes

7.    Purchase of Securities Being Offered......................   Shareholder Services; Net Asset Value; Fees
                                                                   and Charges (Adviser Class Prospectus only),
                                                                   and as amended; Other Features; Cross Investing

8.    Redemption or Repurchase..................................   Shareholder Services; Fees and Charges
                                                                   (Adviser Class Prospectus only), and as amended

9.    Pending Legal Proceedings.................................   None - Not applicable





                                                                 CAPTION IN STATEMENT OF ADDITIONAL INFORMATION DATED
FORM N-1A                                                         MARCH 3, 1997 AND AS AMENDED BY SUPPLEMENTS DATED
ITEM NO.                                                                    MAY 30, 1997 AND AUGUST 1, 1997
                                     PART B
10.   Cover Page.............................................    Cover Page

11.   Table of Contents......................................    Table of Contents

12.   General Information and History........................    General Information and History

13.   Investment Objectives and Policies.....................    Additional Investment Restrictions and Policies;
                                                                 Investment Techniques

14.   Management of the Fund.................................    Directors and Officers, and as amended

15.   Control Persons and Principal Holders of Securities....    Control Persons and Principal Shareholders, and as amended

16.   Investment Advisory and Other Services.................    The Investment Advisory Agreements; The Subadvisory
                                                                 Agreements; The Administrative Services Agreement;
                                                                 Distribution Arrangements, and as amended;
                                                                 Custodian; Independent Auditors; The License Agreement

17.   Brokerage Allocation and Other Practices...............    Brokerage Allocation and Trading Policies

18.   Capital Stock and Other Securities.....................    Description of Shares

19.   Purchase, Redemption and Pricing of Securities Being       Sale and Redemption of Shares; Net Asset Value;
      Offered................................................    Distribution Arrangements, and as amended

20.   Tax Status.............................................    Tax Status

21.   Underwriters...........................................    Principal Underwriter, and as amended; Distribution
                                                                 Arrangements, and as amended

22.   Calculation of Performance Data........................    Performance Information, and as amended

23.   Financial Statements...................................    Financial Statements, and as amended

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  PARTS A and B

The Prospectus and the Statement of Additional Information are incorporated into Parts A and B of this Post-Effective Amendment No. 22, respectively, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on February 21, 1997 and by reference to Supplement dated May 30, 1997 as contained in Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on May 30, 1997.

                            Aetna Series Fund, Inc.
                       Supplement dated August 1, 1997 to
                         Prospectus dated March 3, 1997
                          (as amended on May 30, 1997)

The information in this supplement updates and amends the information contained in the Prospectus dated March 3, 1997 and should be read with that Prospectus.

Adviser Class Prospectus and Select Class Prospectus

The following is financial information relating to the Aetna Index Plus Fund for the period ended March 31, 1997.
--------------------------------------------------------------------------------



                              Financial Highlights

              (for one outstanding share throughout each period)

The selected data presented below for, and as of the end of, each of the periods listed are derived from the financial statements of Aetna Series Fund, Inc. The financial statements of the Index Plus Fund for the periods listed are unaudited and are contained in the Statement of Additional Information supplement dated May 30, 1997.

                                  Select Class       Adviser Class
                                  Period from         Period from
                               December 10, 1996   February 3, 1997
                               to March 31, 1997   to March 31, 1997
                                  (Unaudited)         (Unaudited)
                               -----------------   -----------------
Net Asset Value Beginning
  of Period    ...............      $ 10.00            $  10.57
                                    -------            --------
Net Investment Income   ......         0.05                0.03
Net Realized and Change in
  Unrealized Gain (Loss) on
  Investments  ...............         0.10               (0.48)
                                    -------            --------
Total from Investment
  Operations   ...............         0.15               (0.45)
Dividends from Net
  Investment Income  .........        (0.02)               0.00
                                    -------            --------
Net Asset Value End of
  Period    ..................      $ 10.13            $  10.12
                                    =======            ========
Total Return   ...............         1.45%              (4.26)%
Net Assets End of Period
  (in thousands)  ............      $11,005            $     93









Form No. X.PROSSER-97-1

                               Select Class       Adviser Class
                               Period from         Period from
                            December 10, 1996   February 3, 1997
                            to March 31, 1997   to March 31, 1997
                               (Unaudited)         (Unaudited)
                            -----------------   -----------------
Ratio of Total Investment
  Expenses to Average Net
  Assets*   ...............         0.70%               1.45%
Ratio of Net Investment
  Income to Average Net
  Assets*   ...............         1.31%               0.56%
Ratio of Net Investment
  Expense Before
  Reimbursement and
  Waiver to Average Net
  Assets*   ...............         1.82%               2.57%
Ratio of Net Investment
  Income Before
  Reimbursement and
  Waiver to Average Net
  Assets*   ...............         0.19%              (0.56)%
Portfolio Turnover   ......        17.24%              17.24%
Average Commission Rate
  Paid Per Share  .........      $0.0329            $ 0.0329

* Annualized for periods less than one year.

Adviser Class Prospectus

[bullet] The section entitled "Shareholder Services Fee" in the Adviser Class
         Prospectus is deleted and replaced with the following:


         Shareholder Services Fee Under a Shareholder Services Plan approved by the Board of Directors, Aetna Investment Services, Inc. (AISI), the Fund's principal underwriter, is paid a service fee at an annual rate of 0.25% (0.10% for Money Market) of the daily net assets of the Adviser Class shares of each Series. This fee is used as compensation for expenses incurred in servicing shareholder accounts.

[bullet] The section entitled "12b-1 Distribution Fee" in the Adviser Class
         Prospectus is deleted and replaced with the following:


         12b-1 Distribution Fee The Directors and the Adviser Class shareholders approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Under this plan, AISI is paid a 12b-1 distribution fee at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of each Series (except for Money Market).
            The 12b-1 distribution fee may be used to cover expenses incurred in promoting the sale of Adviser Class shares of each Series, including
         (i) costs of printing and distributing the applicable prospectus, Statement and sales literature to prospective investors; (ii) payments to registered representatives and other persons who provide support services in connection with the distribution of shares; (iii) overhead and other distribution related expenses; and (iv) accruals for interest on the amount of the foregoing expenses that exceed 12b-1 distribution fees and the Contingent Deferred Sales Charge received by AISI.

[bullet] In the section entitled "Contingent Deferred Sales Charge" the second sentence should read:


         However, AISI will impose a contingent deferred sales charge (CDSC) on certain Fund share redemptions.

Adviser Class Prospectus and Select Class Prospectus

[bullet] The section entitled "Principal Underwriter" in the Select Class
         Prospectus and the Adviser Class Prospectus is deleted and replaced with the following:


         Principal Underwriter Effective August 1, 1997, the Fund's principal underwriter was changed from Aetna to AISI. AISI is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc. AISI contracts with various broker-dealers, including one or more of its affiliates, for distribution of shares.

[bullet] In the section entitled "Capital Stock" the fourth sentence is deleted and replaced with the following:


         As of June 30, 1997, Aetna and its affiliates owned 18.55% of all outstanding shares of the Fund.

                             Aetna Series Fund, Inc.
     Supplement dated August 1, 1997 to Statement of Additional Information dated March 3, 1997 (as amended on May 30, 1997)

The Statement of Additional Information dated March 3, 1997 is amended as follows:

[bullet] In the section entitled "Directors and Officers" the name Susan Bryant and all information regarding Susan Bryant is deleted and replaced with the following:



                                                    Principal Occupation During Past Five Years
                          Position(s) Held with     (and Positions held with Affiliated Persons or
Name, Address and Age     Registrant                iters of the Registrant)

Amy R. Doberman           Secretary                 Counsel, Aetna Life Insurance and Annuity Company,
151 Farmington Avenue                               December 1996 to present; Assistant Chief Counsel,
Hartford, Connecticut                               Division of Investment Management, Securities and
Age 35                                              Exchange Commission, January 1995 to November
                                                    1996; Senior Special Counsel, Securities and
                                                    Exchange Commission, September 1994 to January
                                                    1995; Special Counsel, Securities and Exchange
                                                    Commission, September 1993 to September 1994;
                                                    Staff Attorney, Securities and Exchange Commission,
                                                    June 1992 to September 1993.

[bullet] The section entitled "Control Persons and Principal Shareholders" is deleted and replaced with the following:


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 1997, Aetna Life Insurance and Annuity Company (Aetna) and Aetna Life Insurance Company (ALIC) had a controlling interest in the following series of the Registrant:


                                Aetna      ALIC
                                -----      ----
       Select Class
       ------------
       Bond                     33.31%
       Government               83.05%
       Index Plus               88.11%
       International Growth                38.66%
       Money Market             27.26%
       Small Company            31.44%     45.49%
       Ascent                   65.45%     25.51%
       Crossroads               68.53%     26.12%
       Legacy                   54.86%     41.36%

       Adviser Class
       -------------
       International Growth     83.14%

As of June 30, 1997, officers and Directors owned less than 1% of the outstanding shares of any of the Series.












Form No. X.SAISER-97-1

[bullet] The section entitled "Principal Underwriter" is deleted and replaced with the following:


                             PRINCIPAL UNDERWRITER

Shares of each Series are offered on a continuous basis. Effective August 1, 1997, the Fund's Board of Directors approved a change in the Fund's principal underwriter from Aetna to Aetna Investment Services, Inc. (AISI). AISI is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc. AISI has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Underwriting Agreement between it and the Fund. AISI is registered as a broker-dealer with the Commission and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Series' shares, and by a vote of a majority of the Directors who are not "interested persons," as that term is defined in the 1940 Act, of Aetna, and who are not interested persons of the Fund (Independent Directors), appearing in person at a meeting called for the purpose of approving such agreement. The Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time upon sixty (60) days' written notice by the Directors or AISI or by a vote of the holders of a majority of a Series' shares without the payment of any penalty.

[bullet] In the section entitled "Distribution Arrangements" the following changes are made:

         All references to Aetna in the first paragraph are changed to AISI.

         The phrase "(principal underwriter for the Fund prior to August 1, 1997)" is added following the word Aetna in the second paragraph.

         All references to Aetna in the last paragraph are changed to AISI.

































Form No. X.SAISER-97-1

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

     (a)      Financial Statements:
              (1)  Included in Part A:
                    Financial Highlights
              (2)   Included in Part B:
                   *Audited Financial Statements as of October 31, 1996, which include the following:
                    Portfolios of Investments
                    Statements of Assets and Liabilities as of October 31, 1996 Statements of Operations for the year ended October 31, 1996 Statements of Changes in Net Assets for the years ended October 31, 1996 and 1995
                    Notes to Financial Statements
                    Independent Auditors' Report

            *Incorporated by reference to the Fund's Annual Report dated
             October 31, 1996, as filed electronically with the Securities and Exchange Commission on January 7, 1997 (File No. 811-6352).

                    Unaudited Financial Statements for Aetna Index Plus Fund as of March 31, 1997, which include the following:
                    Portfolios of Investments
                    Statement of Assets and Liabilities as of March 31, 1997 Statement of Operations for the period from December 10, 1996 to March 31, 1997
                    Statement of Changes in Net Assets for the period from December 10, 1996 to March 31, 1997
                    Notes to Financial Statements
                    Financial Highlights

     (b)      Exhibits:
              (1)(a) Articles of Incorporation (June 17, 1991), including Articles Supplementary (September 21, 1993, October 22, 1993, September 16, 1994)(1)
              (1)(b) Articles of Amendment/Supplementary (September 16, 1996, October 10, 1996, October 10, 1996)(2)
              (2)          By-laws (as amended September 13, 1994)(1)
              (3)          Not applicable

              (4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation)(1)
              (5)(a)       Form of (executed) Investment Advisory Agreement(2)
              (5)(b)       Form of (executed) Subadvisory Agreements(2)
              (6)(a) Underwriting Agreement between the Registrant and Aetna Investment Services, Inc.
              (6)(b) Dealer Agreement for Registrant between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (February 8, 1994)(1)
              (7)          Not applicable
              (8)(a)(1)    Custodian Agreement - Mellon Bank, N.A.(1)
              (8)(a)(2)    Amendments to Custodian Agreement - Mellon Bank,
                           N.A.(1)
              (8)(a)(3) Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)(3)
              (8)(a)(4) Custodian Agreement - Brown Brothers Harriman & Company (International Growth Portfolio)(4)
              (8)(a)(5) Amendment to Custodian Agreement - Mellon Bank, N.A. (Aetna Index Plus Fund) (3)
              (9)(a)       Form of Administrative Services Agreement(1)
              (9)(a)(i) Administrative Services Agreement - Aetna Index Plus Fund(3)
              (9)(b)       License Agreement(1)
              (10)         Opinion and Consent of Counsel
              (11)         Consent of Independent Auditors
              (12)         Not applicable
              (13)         Not applicable
              (14)         Not applicable
              (15)(a)      Distribution Plan
              (15)(b)      Shareholder Services Plan
              (16)         Schedule for Computation of Performance Data(5)
              (17)         See Exhibit 27 below
              (18)         Multi-Class Plan(6)
              (19)         Powers of Attorney(7)
              (27)         Financial Data Schedules

1. Incorporated herein by reference to the Registration Statement on Form N-1A, File No. 33-85620, as filed electronically with the Securities and Exchange Commission on June 28, 1995.
2. Incorporated herein by reference to the Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on December 17, 1996.
3. Incorporated herein by reference to the Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on December 10, 1996.

4. Incorporated herein by reference to the Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on September 20, 1996.
5. Incorporated herein by reference to the Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on May 30, 1997.
6. Incorporated herein by reference to the Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 21, 1997.
7. Incorporated herein by reference to the Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 33-27247), as filed electronically with the Securities and Exchange Commission on April 11, 1997.

Item 25. Persons Controlled by or Under Common Control
------------------------------------------------------

         Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 1997, Aetna Life Insurance and Annuity Company (Aetna) and Aetna Life Insurance Company
         (ALIC) had a controlling interest in the following series of the
         Registrant:

         Select Class                                  % Aetna        % ALIC
         ------------                                  -------        ------
         Aetna International Growth Fund                              38.66%
         Aetna Government Fund                         83.05%
         Aetna Ascent                                  65.45%         25.51%
         Aetna Crossroads                              68.53%         26.12%
         Aetna Legacy                                  54.86%         41.36%
         Aetna Small Company Fund                      31.44%         45.49%
         Aetna Bond Fund                               33.31%
         Aetna Index Plus Fund                         88.11%
         Aetna Money Market Fund                       27.26%

         Adviser Class
         -------------
         Aetna International Growth Fund               83.14%

         Aetna Life Insurance and Annuity Company is an indirect wholly owned subsidiary of Aetna Inc.

         Attached is a listing of all persons directly under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE              IMMEDIATE OWNER         OWNERSHIP     PRINCIPAL BUSINESS
                                                                             PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                        CT (1)             Publicly Held                         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.              CT (1) (*)         Aetna Inc.              100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.        PA (1) (*)         Aetna Inc.              100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity Company      Bermuda (1) (*)    Aetna Inc.              100%          Insurance
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company      CT (1) (*)         Aetna Services, Inc.    100%          Life and Health Insurance and Related
                                                                                           Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Services, Inc.   CT (1) (*)         Aetna Services, Inc.    100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International, Inc.         CT (1) (*)         Aetna Services, Inc.    100%          Holding Company for International
                                                                                           Subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health and Life Insurance   CT (1) (*)         Aetna Services, Inc.    100%          Life and Health Insurance
Company
------------------------------------------------------------------------------------------------------------------------------------
Structured Benefits, Inc.         CT (1) (*)         Aetna Services, Inc.    100%          Broker of Life and Annuity Products and
                                                                                           Administrative Services
------------------------------------------------------------------------------------------------------------------------------------


(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE          IMMEDIATE OWNER             OWNERSHIP         PRINCIPAL BUSINESS
                                                                             PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.             CT (1) (*)     Aetna Services, Inc.           100%(a)        Supports Charitable Scientific,
                                                                                                Literary and Educational Activities
------------------------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine             U.K. (1) (***) Aetna Services, Inc.            10%           Reinsurance
Re-Insurance Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Business Resources, Inc.     CT (1) (*)     Aetna Services, Inc.           100%           Provides Business Services to
                                                                                                External Clients
------------------------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated           CT (1) (*)     Aetna Services, Inc.           100%           Shell Corp. for Interest in
                                                                                                Cogeneration
------------------------------------------------------------------------------------------------------------------------------------
Luettgens Limited                  CT (1) (*)     Aetna Services, Inc.           100%           Retail Specialty Store
------------------------------------------------------------------------------------------------------------------------------------
AE Housing Corp.                   CT (1) (*)     Aetna Services, Inc.           100%           Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.               DE (5) (*)     Aetna Services, Inc.            95%(b)        Finance - Limited Liability Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Realty Investments I, Inc.   CT (1) (*)     Aetna Services, Inc.           100%           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Structured Benefits of Florida,    FL (1) (**)    Structured Benefits, Inc.      100%           Brokering of Life and Annuity
Inc.                                                                                            Products and Administrative Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Properties I Limited         CT (2) (***)   Aetna Realty Investments I,     84%(c)        Real Estate Investment
Partnership                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.                TX (1) (*)     Aetna Life Insurance Company   100%           Real Estate Investment and
                                                                                                Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Properties, Inc. CT (1) (*)     Aetna Life Insurance Company   100%           Acquire, Develop and Lease Real
                                                                                                Estate
------------------------------------------------------------------------------------------------------------------------------------
ALIC Energy, Co.                   TX (1) (*)     Aetna Life Insurance Company   100%           Acquisition and Management of
                                                                                                Non-Traditional Investments
------------------------------------------------------------------------------------------------------------------------------------

--------
a Nonstock Corporation
b Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.
c Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER             OWNERSHIP        PRINCIPAL BUSINESS
                                                                              PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of         CT (1) (*)      Aetna Life Insurance Company   100%          Insurance
Connecticut
------------------------------------------------------------------------------------------------------------------------------------
CDI Equity, Inc.                   DE (1) (*)      Aetna Life Insurance Company   100%          General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
CDI Equity L.L.C.                  DE (5) (*)      Aetna Life Insurance Company    99%(d)       General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.                  CT (1) (*)      Aetna Life Insurance Company   100%          Cogeneration
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment Company      CT (1) (*)      Aetna Life Insurance Company   100%          Assignment Company for Structured
                                                                                                Settlements
------------------------------------------------------------------------------------------------------------------------------------
Bayshore Heights Associates        FL (2) (**)     Aetna Life Insurance Company    70%          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation             CT (1) (*)      Aetna Life Insurance Company   100%          Real Estate Investment and
                                                                                                Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Institutional Investors I    CT (2) (**)     Aetna Life Insurance Company    13%(e)       Real Estate Investment
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak Park           CA (2) (**)     Aetna Life Insurance Company    80%          Real Estate
Condominium Associates
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.                   DE (1) (*)      Aetna Life Insurance Company   100%          General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.                 DE (5) (*)      Aetna Life Insurance Company    99%(f)       General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.                 CT (1) (*)      Aetna Life Insurance Company   100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------

--------
d CDI Equity, Inc. owns 1% of this Limited Liability Company.
e Aetna Real Estate Properties, Inc. is a 1% general partner.
f BPC Equity, Inc. owns 1% of this Limited Liability Company.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE            IMMEDIATE OWNER             OWNERSHIP       PRINCIPAL BUSINESS
                                                                               PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, L.L.C.              DE (5) (*)       Aetna Life Insurance Company    99%(g)      Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.                DE (1) (*)       Aetna Life Insurance Company   100%         Real Estate
------------------------------------------------------------------------------------------------------------------------------------
455 Market Street                  CA (2) (**)      Aetna Life Insurance Company    90%(h)      Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport A              CA (2) (**)      Aetna Life Insurance Company    50%(i)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 8       CA (2) (**)      Aetna Life Insurance Company    50%(j)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 9       CA (2) (**)      Aetna Life Insurance Company    50%(k)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 10      CA (2) (**)      Aetna Life Insurance Company    50%(l)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 11      CA (2) (**)      Aetna Life Insurance Company    50%(m)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 14      CA (3) (**)      Aetna Life Insurance Company    60%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Aetna Hamilton Partnership         IL (2) (**)      Aetna Life Insurance Company    62%         Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Waterloo Associates Limited        NC (2) (**)      Aetna Life Insurance Company    99%(n)      Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------

--------
g Bay Area Mall, Inc. owns 1% of this Limited Liability Company.
h 89% general partner and 1% limited partner.
i Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
j Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
k Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
l Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
m Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
n Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE            IMMEDIATE OWNER             OWNERSHIP       PRINCIPAL BUSINESS
                                                                               PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park            CT (2) (**)      Aetna Life Insurance Company    99%         Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Gables At Farmington Associates    CT (2) (**)      Aetna Life Insurance Company    60%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Gables at Brighton Associates      NY (2) (**)      Aetna Life Insurance Company    50%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Country Club Heights at Woburn     MA (2) (**)      Aetna Life Insurance Company    60%         Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Britcher Aetna-Laguna Hills        CA (2) (**)      Aetna Life Insurance Company    68%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Harbor Business Park               CA (2) (**)      Aetna Life Insurance Company    99%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas I          TX (2) (**)      Aetna Life Insurance Company    99%(o)      Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Trevose Hospitality, Inc.          CT (1) (**)      Aetna Life Insurance Company   100%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I             TX (2) (**)      Aetna Life Insurance Company    99%(p)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II            TX (2) (**)      Aetna Life Insurance Company    99%(q)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited Partnership   CA (2) (**)      Aetna Life Insurance Company    80%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited Partnership   AZ (2) (**)      Aetna Life Insurance Company    80%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
C.R.I. Hotel Associates, L.P.      IA (2) (**)      Aetna Life Insurance Company    75%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

--------
o Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
p Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
q Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE            IMMEDIATE OWNER             OWNERSHIP       PRINCIPAL BUSINESS
                                                                               PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.                 CT (1) (*)       Aetna Life Insurance Company   100%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Two, Inc.                 CT (1) (*)       Aetna Life Insurance Company   100%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.               CT (1) (*)       Aetna Life Insurance Company   100%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.                CT (1) (*)       Aetna Life Insurance Company   100%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Century City North L.L.C.          DE (5) (**)      Aetna Life Insurance Company    84%(r)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southfield Partners                MD (2) (**)      Aetna Life Insurance Company    99%(s)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Rancho Cucamonga           CA (2) (**)      Aetna Life Insurance Company    60%         Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Village Green of Madison Heights   MI (2) (**)      Aetna Life Insurance Company    99%(t)      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Centrum Associates                 CA (2) (**)      Aetna Life Insurance Company    65%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates           AZ (2) (**)      Aetna Life Insurance Company    50%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southwest Financial Associates     AZ (2) (**)      Aetna Life Insurance Company    60%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited            CT (2) (**)      Aetna Life Insurance Company    75%         Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Champions Richland Northcourte     TX (2) (*)       Aetna Life Insurance Company    99%(u)      Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------

--------
r Aetna Health and Life Insurance Company owns 16% of this Limited Liability Company.
s Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.
t Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
u Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER             OWNERSHIP        PRINCIPAL BUSINESS
                                                                              PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Chris-Town Village Associates      AZ (2) (**)     Aetna Life Insurance Company    50%          Real Estate Investment

------------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners I                  TX (2) (*)      Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC           DE (5) (**)     Aetna Life Insurance Company    99%(#)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Woodside Terrace Partners          CA (2) (**)     Aetna Life Insurance Company    60%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center            AZ (2) (**)     Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Chambridgeside Galleria            MA (2) (**)     Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
ADBI Partnership                   FL (2) (**)     Aetna Life Insurance Company    30%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Marriott Inner Harbor Hotel        MD (2) (*)      Aetna Life Insurance Company    99%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
TCR Ventanja Limited               TX (2) (**)     Aetna Life Insurance Company    99%(v)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave. Limited           WA (2) (**)     Aetna Life Insurance Company    91%(w)       Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Thace Associates                   MI (2) (**)     Aetna Life Insurance Company    25%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Los Padres                 CA (2) (**)     Aetna Life Insurance Company    99%(x)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center     GA (2) (**)     Aetna Life Insurance Company    99%(y)       Real Estate Investment
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------

--------
# Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner
v Aetna Life Insurance Company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.
w Aetna Life Insurance Company is a 84% general partner and a 1% limited partner.
x Aetna Life Insurance company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE         IMMEDIATE OWNER             OWNERSHIP          PRINCIPAL BUSINESS
                                                                            PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center     GA (2) (**)   Aetna Life Insurance Company    99%(z)         Real Estate Investment
Phase II Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.                DE (5) (**)   Aetna Life Insurance Company    99%(aa)        Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
211 East Ontario Associates        IL (2) (**)   Aetna Life Insurance Company    15%            Shell
------------------------------------------------------------------------------------------------------------------------------------
Southeast Second Avenue, Inc.      DE (1) (*)    Aetna Life Insurance Company   100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Menlo One, L.L.C.                  DE (5) (**)   Aetna Life Insurance Company    99%(bb)        Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Central Trust Center Associates    OH (2) (**)   Aetna Life Insurance Company    15%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Capitol District Energy Center     CT (2) (**)   AE Fourteen, Inc.               50%            Cogeneration of Electrical Power
Cogeneration Associates
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Ohio, Inc.   OH (1) (*)    AHP Holdings, Inc.             100%            HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of California,   CA (1) (*)    AHP Holdings, Inc.             100%            Provide Pre-Paid Dental Services
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        FL (1) (*)    AHP Holdings, Inc.             100%            HMO
------------------------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.              DE (1) (*)    AHP Holdings, Inc.             100%            Sponsors Health Information Service
------------------------------------------------------------------------------------------------------------------------------------

--------
 y Aetna Life Insurance Company is a 98% general partner and a 1% limited partner. z Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
aa Southeast Second Avenue, Inc. owns 1% of these limited liability companies.
bb Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Tennessee,   TN (1) (*)            AHP Holdings, Inc.             100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Georgia,     GA (1) (*)            AHP Holdings, Inc.             100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management, Inc.      DE (1) (*)            AHP Holdings, Inc.             100%    HMO Management Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of New Jersey,   NJ (1) (*)            AHP Holdings, Inc.             100%    Dental Care
Inc.
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.               CT (1) (*)            AHP Holdings, Inc.             100%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.               DE (1) (*)            AHP Holdings, Inc.             100%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the          VA (1) (*)            AHP Holdings, Inc.             100%    HMO
Mid-Atlantic, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the          NC (1) (*)            AHP Holdings, Inc.             100%    HMO
Carolinas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
PHPSNE Parent Corporation          DE (1) (*)            AHP Holdings, Inc.              55%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        AZ (1) (*)            AHP Holdings, Inc.             100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Texas, Inc.   TX (1)(*)             AHP Holdings, Inc.             100%    HMO offering single health service
                                                                                                plan - dental
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International,       UT (1) (*)            AHP Holdings, Inc.             100%    Provide Employee Assistance Services
Incorporated                                                                                    and Managed Mental Health Programs
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Illinois,    IL (1) (*)            AHP Holdings, Inc.             100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Kentucky,     KY (1) (*)            AHP Holdings, Inc.             100%    Dental Plan Organization
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Central and  PA (1) (*)            AHP Holdings, Inc.             100%    HMO
Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Texas, Inc.  TX (1) (*)            AHP Holdings, Inc.             100%    HMO
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Louisiana,   LA (1) (*)            AHP Holdings, Inc.             100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.                TX (1) (*)            AHP Holdings, Inc.              55%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Southern     CT (1) (*)            PHPSNE Parent Corporation      100%    HMO
New England, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Freedom Choice, Inc.               PA (1)(*)             Aetna Health Plans of Central  100%    Third Party Administrator
                                                         and Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Government Health Plans,     CA (1) (*)            Aetna Health Management, Inc.  100%    Sponsors Champus Business
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of California,  CA (1) (*)            Aetna Health Management, Inc.  100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New York,    NY (1) (*)            AUSHC Holdings, Inc.           100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New Jersey,  NJ (1) (*)            AUSHC Holdings, Inc.           100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Southwest Physicians Life          TX (1) (*)            MED Southwest, Inc.            100%    Life and Health Insurer
Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of North        TX (1) (*)            MED Southwest, Inc.            100%    HMO
Texas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs of Alaska, Inc.      AK (1) (*)            Human Affairs International,   100%    Provides Mental Health Services/
                                                         Incorporated                           Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of     CA (1) (*)            Human Affairs International,   100%    Provides Mental Health Services/
California                                               Incorporated                           Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of     TX (1) (*)            Human Affairs International,   100%    Provides Mental Health Services/
Texas, Inc.                                              Incorporated                           Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of     PA (1)(*)             Human Affairs International,   100%    Provides Mental Health Services/
Pennsylvania, Inc.                                       Incorporated                           Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Behavioral Healthcare Solutions,   DE (1) (*)            Human Affairs International,   100%    Mental Health Services
Inc.                                                     Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International IPA,   NY (1) (*)            Human Affairs International,   100%    Independent Practice Association
Inc.                                                     Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Holdings, Inc.    CT (1) (*)            Aetna Retirement Services,     100%    Holding Company
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance and Annuity   CT (1) (*)            Aetna Retirement Holdings,     100%    Life Insurance, Pensions And
Company                                                  Inc.                                   Annuities
------------------------------------------------------------------------------------------------------------------------------------
Systematized Benefits              CT (1) (*)            Aetna Retirement Holdings,     100%    Third Party Administrator
Administrators, Inc.                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Financial Services, Inc.     CT (1) (*)            Aetna Retirement Holdings,     100%    Broker-Dealer and Investment Advisor
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc. CT (1) (*)            Aetna Retirement Holdings,     100%    Investment Advisor
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Services, Inc.    CT (1) (*)            Aetna Retirement Holdings,     100%    Distribute Securities Products -
                                                         Inc.                                   ALIAC and Outside Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency Holdings    CT (1) (*)            Aetna Retirement Holdings,     100%    Holding Company
Company, Inc.                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of America CT (1) (*)            Aetna Life Insurance and       100%    Write/Reinsure Life and Annuity
                                                         Annuity Company                        Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna Private Capital Inc.         CT (1) (*)            Aetna Life Insurance and       100%    General Business Corporation
                                                         Annuity Company
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER             OWNERSHIP        PRINCIPAL BUSINESS
                                                                              PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund, Inc.        MD (1) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                MA (4) (**)     Aetna Life Insurance and        99%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund         MA (4) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund                     MA (4) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.    MD (1) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                MA (4) (**)     Aetna Life Insurance and        98%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Generation Portfolios, Inc.  MD (1) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund,    MD (1) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
Inc.                                               Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.            MD (1) (**)     Aetna Life Insurance and        17%(aaa)     Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.           MD (1) (**)     Aetna Life Insurance and       100%          Regulated Investment Company (Mutual
                                                   Annuity Company                              Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Bermuda (1) (*) Aeltus Investment Management,  100%          Holding Company
(Bermuda) Holdings Limited                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.               CT (1) (*)      Aeltus Investment Management,  100%          Broker-Dealer Related Functions
                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company               CT (1) (*)      Aeltus Investment Management,  100%          Fiduciary Powers Granted to State
                                                   Inc.                                         Bank and Trust Companies
------------------------------------------------------------------------------------------------------------------------------------

--------
aaa Aetna Life Insurance Company owns 1% of this fund.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Singapore (1) (*)     Aetna Investment Management    100%    Limited Private Investment
(S'pore) PTE Ltd.                                        (Bermuda) Holdings Limited             Management
------------------------------------------------------------------------------------------------------------------------------------
China Dynamic Investment           Hong Kong (1) (**)    Aetna Investment Management     50%    Establish and Manage Collective
Management (Hong Kong) Limited                           (Bermuda) Holdings Limited             Investment Scheme
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency, Inc.       CT (1) (*)            Aetna Insurance Agency         100%    Insurance Company
                                                         Holdings Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of          MA (1) (*)            Aetna Insurance Agency         100%    Insurance Company
Massachusetts, Inc.                                      Holdings Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of          AL (1)(*)             Aetna Insurance Agency         100%    Insurance Company
Alabama, Inc.                                            Holdings Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings       Hong Kong (1) (*)     Aetna International, Inc.      100%    Holding Company for Insurance and
(Hong Kong) I Limited                                                                           Financial Services
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Insurance Company  Bermuda (1) (**)      Aetna International, Inc.       50%    Life Disability and Employee
(Bermuda) Ltd.                                                                                  Benefits Ins. in H.K.
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund           CT (1) (*)            Aetna International, Inc.      100%    Investment Management Services
Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
AE Insurance (Cayman) Ltd.         Cayman (1) (**)       Aetna International, Inc.      100%    Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.               CT (1) (*)            Aetna International, Inc.       80%    Dedicated Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of    CT (1) (*)            Aetna International, Inc.      100%    Life Insurance
America
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings       Hong Kong (1) (*)     Aetna International, Inc.      100%    Holding Company
(Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE               IMMEDIATE OWNER             OWNERSHIP    PRINCIPAL BUSINESS
                                                                                  PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional Compania, S.   Mexico (1) (**)     Aetna International, Inc.      68%(cc)   Holding Company
en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional De Mexico      Mexico (1) (**)     Aetna International, Inc.      100%      Mexican Holding Company
S.A. De C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna S.A.                         Chile (1) (*)       Aetna International, Inc.      100%      Holding Co.
------------------------------------------------------------------------------------------------------------------------------------
Arcella Limited                    Hong Kong (1) (*)   Aetna International, Inc.      100%      Investment & Holding Co. for Aetna's
                                                                                                Asia Pacific Operations
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Bermuda      Bermuda (1) (*)     Aetna International, Inc.      100%      Insurance, Guaranteed and Indemnity
Limited                                                                                         Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Global         Luxembourg (1) (*)  Aetna International, Inc.      100%      Investment Services
Investment Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment Holdings    Taiwan (1) (*)      Aetna International, Inc.       80%      Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Inc.          Philippines (1) (*) Aetna International, Inc.      100%      Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty            Netherlands         Aetna International, Inc.      100%      Finance Investment Company
International Finance N.V.         Antilles (1) (*)
------------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Seguros de       Brazil              Aetna International, Inc.       49%      Insurance
Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Australia (1) (*)   Aetna International, Inc.      100%      Stockbroking
(Australia) Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings, Inc.       CT (1) (*)          Aetna International, Inc.      100%      Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Securities Investment        Taiwan (1) (*)      Aetna International, Inc.       80%      Securities Investment Advisor
Management (Taiwan) Ltd.
------------------------------------------------------------------------------------------------------------------------------------

--------
cc Aetna International de Mexico, S.A. de C.V. owns 16% of Aetna Internacional Compania, S. en N. C. de C.V.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE                 IMMEDIATE OWNER             OWNERSHIP   PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Management          U.K. (1) (*)          Aetna International, Inc.      100%     Promoter of Offshore Mutual Funds or
International Ltd.                                                                              other Open-Ended Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------------
AE Five Incorporated              CT (1) (*)            Aetna International, Inc.      100%     Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings Limited     Canada (1) (*)        Aetna International, Inc.      100%     Investment Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management       Taiwan (1) (*)        Aetna International, Inc.       80%     Provide Non-Security Business and
(Taiwan) Limited                                                                                Investment Advice
------------------------------------------------------------------------------------------------------------------------------------
Aetna International (N.Z.)        New Zealand (1) (*)   Aetna International, Inc.      100%     Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management       Hong Kong (1) (*)     Aetna International, Inc.      100%     Investment Holding Company
(F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia Pacific)         Hong Kong (1) (**)    Aetna International Holdings    35%(dd) Underwriter Casualty and
Insurance Ltd.                                          (Hong Kong) I Limited                   General Insurance in Hong Kong and
                                                                                                Macau
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Services Company  Hong Kong (1) (**)    East Asia Aetna Insurance      100%     Management services to associate
Limited                                                 Company (Bermuda) Ltd.                  companies
------------------------------------------------------------------------------------------------------------------------------------
The Aetna International Umbrella  Luxembourg (1) (***)  Aetna Life Insurance Company    04%(ee) An Undertaking for the Collective
Fund                                                    of America                              Investment in Transferable
                                                                                                Securities
------------------------------------------------------------------------------------------------------------------------------------
PT Danamon-Aetna Life Insurance   Indonesia (1) (**)    Aetna Life Insurance Company    50%     Limited Liability Life Insurance
Company                                                 of America                              Company
------------------------------------------------------------------------------------------------------------------------------------

--------
dd East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.
ee Percentage controlled by Aetna Services, Inc. includes ownership by the following: Aetna Services, Inc. 1%, Aetna Life & Casualty
   Bermuda Limited 5%, Aetna Investment Management (F.E.) Limited 1% and Aetna Life Insurance Company of Canada 1%, and Aetna
   Securities Investment Management (Taiwan) Ltd. 15%

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE               IMMEDIATE OWNER             OWNERSHIP    PRINCIPAL BUSINESS
                                                                                  PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia) SDN. BHD.    Malaysia (1) (*)    Aetna International Holdings    82%      Holding Company
                                                       (Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Universal Insurance SDN.     Malaysia (1) (*)    Daya Aetna (Malaysia) SDN.     100%      Individual Life, Home Service, Group
BHD.                                                   BHD.                                     and General Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.             Philippines (1) (*) Aetna Life Insurance Inc.      100%      Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.              Taiwan (1) (a)      Aetna Heart Investment         100%      Trading Company - Marketing of Gifts
                                                       Holdings Limited                         and Souvenirs
------------------------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency Co., Ltd.  Taiwan (1) (a)      Aetna Heart Investment         100%      Administrative Support
                                                       Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Huei Hong Securities Co., Ltd.     Taiwan (1) (a)      Aetna Heart Investment          20%      Securities Trading
                                                       Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Seguros Monterrey Aetna, S.A.      Mexico (1) (**)     AE Five Incorporated            14%(bbb) Insurance and Reinsurance
------------------------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey Aetna, S.A.      Mexico (1) (**)     AE Five Incorporated            14%(bbb) Issuance of Bonds
------------------------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands) Holdings B.V.  Netherlands (1) (*) Aetna Life and Casualty        100%      Finance Company
                                                       International Finance N.V.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Previdencia Privada    Brazil              Sul America Aetna Seguros de   100%      Pension
                                                       Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Servicos Medicos S.A.  Brazil              Sul America Aetna Seguros de   100%      Health Administrator
                                                       Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Brasilprev                         Brazil              Sul America Aetna Seguros de   100%      Pension
                                                       Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------

--------
bbb Aetna Internacional de Mexico, S.A. de C.V. owns 13% of this company and Aetna Internacional Compania, S en NC de C.V. owns 8%
    of this company.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia de Segoros   Brazil                Sul America Aetna Seguros de    51%    Insurance
                                                         Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Travelguard Limited                Hong Kong (1) (*)     Blue Cross (Asia Pacific)      100%    Insurance Agent
                                                         Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Toursafe Limited                   Hong Kong (1) (*)     Blue Cross (Asia Pacific)      100%    Insurance Agent
                                                         Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Travelsafe Limited                 Hong Kong (1) (*)     Blue Cross (Asia Pacific)      100%    Insurance Agent for its Ultimate
                                                         Insurance Ltd.                         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A. de C.V.      Mexico (1) (**)       Aetna Internacional Compania    49%    Administrative Services in
                                                         S en N.C. de C.V.                      Connection with Insurance Claims
------------------------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.              Mexico (1) (**)       Aetna Internacional Compania    49%    Services for Insureds for Hospitals
                                                         S en N.C. de C.V.                      Admissions and Claims Processing
------------------------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A. de C.V.     Mexico (1) (**)       Aetna Internacional Compania    49%    Insurance and Reinsurance Company
                                                         S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos Para el   Mexico (1) (**)       Aetna Internacional Compania    49%    Retirement Funds Management Company
Retiro Bancomer, S.A. de C.V.                            S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de C.V.          Mexico (1) (**)       Aetna Internacional Compania    49%    Legal Administration and Financial
                                                         S en N.C. de C.V.                      Services
------------------------------------------------------------------------------------------------------------------------------------
Asesores en Promocion Segunomina   Mexico (1) (**)       Aetna Internacional Compania    49%    Marketing of Seguros Products/
S.A. de C.V.                                             S en N.C. de C.V.                      Payroll Discounts
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE              IMMEDIATE OWNER             OWNERSHIP     PRINCIPAL BUSINESS
                                                                                 PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros Generales S.A. Chile (1) (*)      Aetna S.A.                      98%       Casualty Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Administradora de Fondos de  Chile (1) (*)      Aetna S.A.                     100%       Real Estate Investment Trust
Inversion S.A.                                                                                  Management Co.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros de Vida S.A.   Chile (1) (*)      Aetna S.A.                     100%       Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.               Chile (1) (*)      Aetna S.A.                     100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Credito Hipotecario S.A.     Chile (1) (*)      Aetna S.A.                     100%       Mortgage Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.                    Argentina (1) (*)  Aetna S.A.                      60%       Health and Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Peru S.A.      Peru (1) (*)       Aetna S.A.                      86%(ff)   Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                   Chile (1) (*)      Aetna S.A.                      90%       Health Indemnity - Chile
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de        Chile (1) (*)      Aetna Pensiones S.A.            52%       Pension Funds Management Company
Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Santa Maria Internacional S.A.     Chile (1) (*)      Administradora de Fondos de    100%       Pension Administration
                                                      Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru S.A.          Peru (1) (**)      Santa Maria Internacional S.A.  71%(gg)   Investment
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de        Peru (1) (**)      Aetna Pensiones Peru S.A.       30%(hh)   Pension Funds Management Company
Pensiones Integra S.A.
------------------------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania de Seguros    Peru (1) (*)       Aetna International Peru S.A.   34%       Insurance and Reinsurance
S.A.
------------------------------------------------------------------------------------------------------------------------------------

--------
ff Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S. A. have combined ownership of 14%.
gg Aetna S.A. owns 29% of this company.
hh Aetna Pensiones Peru S.A. owns 30% of this company.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE              IMMEDIATE OWNER             OWNERSHIP     PRINCIPAL BUSINESS
                                                                                 PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Immobilaria Padre Marinano S.A.    Chile (1) (*)      Aetna Credito Hipotecario S.A.  99%(ii)   Real Estate Development
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management Canada,    Ontario (1)(*)     Aetna Canada Holdings Limited  100%       Managed Healthcare
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of    Canada (1) (*)     Aetna Canada Holdings Limited  100%       Life, Accident and Sickness
Canada                                                                                          Insurance
------------------------------------------------------------------------------------------------------------------------------------
Equinox Financial Group Inc.       Canada (1) (*)     Aetna Canada Holdings Limited   92%(jj)   Distributor of Life Insurance,
                                                                                                Financial and Related Products
------------------------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.                Canada (1) (*)     Aetna Canada Holdings Limited   70%(kk)   Marketing of Life Ins. and
                                                                                                Related Products
------------------------------------------------------------------------------------------------------------------------------------
AlphaQuest Capital Management      Ontario (1) (***)  Aetna Canada Holdings Limited   15%       Investment Counselor Portfolio
Limited                                                                                         Manager
------------------------------------------------------------------------------------------------------------------------------------
Aetna Acceptance Corporation       Ontario (1) (*)    Aetna Canada Holdings Limited  100%       Provision of Financial Assistance to
Limited                                                                                         Agents to Assist in Growth of
                                                                                                Business
------------------------------------------------------------------------------------------------------------------------------------
969708 Ontario Limited             Ontario (1) (*)    Aetna Health Management        100%       Holding Company
                                                      Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
3378551 Canada Inc..               Canada (1) (**)    Aetna Health Management         49%       Managed Health Services
                                                      Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Benefits Management, Inc.    Canada (1) (*)     Aetna Life Insurance Company   100%       Claims Administration and Actuarial
                                                      of Canada                                 Services
------------------------------------------------------------------------------------------------------------------------------------

--------
ii Aetna S.A. owns 1% of this company.
jj Aetna Life Insurance Company of Canada owns 8% of this corporation. kk Equinox Financial Group, Inc. owns 30% of this corporation.

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.             British               Aetna Life Insurance Company   100%    Real Estate Acquisitions
                                   Columbia (1) (*)      of Canada
------------------------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties Limited    Ontario (1) (*)       Aetna Life Insurance Company   100%    Acquisition, Development and
                                                         of Canada                              Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited             Canada (1) (*)        Aetna Life Insurance Company   100%    Acquisition, Development and
                                                         of Canada                              Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
3273806 Canada Limited             Canada (1) (*)        Aetna Life Insurance Company   100%    Real Estate Holding Company
                                                         of Canada
------------------------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision Services Inc. Canada (1) (**)       Aetna Benefits Management,      20%    Provider of Ophthalmic, Service for
                                                         Inc.                                   Four Major Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Associative Rehabilitation Inc.    Ontario (1) (*)       969708 Ontario Limited         100%    Managed Health Services
------------------------------------------------------------------------------------------------------------------------------------
Churchill Office Park Limited      Canada (1) (**)       Mount-Batten Properties Limited 45%    Real Estate Development of Ottawa
                                                                                                Site
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.) Limited        New Zealand (1) (**)  Aetna International (N.Z)       50%    Health Insurance Underwriting
                                                         Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance (N.Z.)        New Zealand (1) (*)   Aetna Health (N.Z.) Limited    100%    Group Benefits/Pension Management
Limited
------------------------------------------------------------------------------------------------------------------------------------
First Medical Corporation Limited  New Zealand (1) (*)   Aetna Health (N.Z.) Limited    100%    Indemnity Health Insurance
------------------------------------------------------------------------------------------------------------------------------------
Medic Aid Computers Limited        New Zealand (1) (*)   First Medical Corporation      100%    Inactive
                                                         Limited
------------------------------------------------------------------------------------------------------------------------------------
Medical Aids Hire (1974) Limited   New Zealand (1) (*)   First Medical Corporation      100%    Non-Trading Subsidiary of First
                                                         Limited                                Medical Corporation
------------------------------------------------------------------------------------------------------------------------------------
Managed Care (New Zealand) Limited New Zealand (1) (*)   Aetna Health (N.Z.) Limited    100%    Super Annuitization/Long Term Care
------------------------------------------------------------------------------------------------------------------------------------
Prime Health Limited               New Zealand (1) (*)   Managed Care (New Zealand)      50%    Buying and Managing Risk for
                                                         Limited                                Publicly Funded Health Services and
                                                                                                Providing Management Services and
                                                                                                Infrastructure To its Network of
                                                                                                Doctors
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited               Hong Kong (1) (*)     Aetna Investment Management    100%    Investment Management & Securities
                                                         (F.E.) Holdings Limited                Trading
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Hong Kong (1) (*)     Aetna Investment Management    100%    Investment Management. & Advisory
(F.E.) Limited                                           (F.E.) Holdings Limited                Services for Individual Clients and
                                                                                                Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund Managers  Hong Kong (1) (*)     Aetna Investment Management    100%    Investment & Unit Trust Management
Limited                                                  (F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Hong Kong (1) (*)     Aetna Investment Management    100%    Nominee Services Holding Assets of
(F.E.) Nominees Limited                                  (F.E.) Holdings Limited                AIM F.E.'s Customers in Street Name
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment &  Taiwan (1) (***)      Aetna Investment Management     14%    Securities Investment & Trust
Trust Co. Ltd.                                           (F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment    Taiwan (1) (***)      PLJ Holdings Limited            14%    Investment Consulting Company
Consultant Co. Ltd.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Financial          DE (1) (*)            Aetna U.S. Healthcare Inc.     100%    Holding Company
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.             DE (1) (*)            Aetna U.S. Healthcare Inc.     100%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.  PA (1) (*)            Aetna U.S. Healthcare Inc.     100%    Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.  NJ (1) (*)            Aetna U.S. Healthcare Inc.     100%    Dental
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.  DE (1) (*)            Aetna U.S. Healthcare Inc.     100%    Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company      NY (1) (*)            Aetna U.S. Healthcare Inc.     100%    Accident and Health Insurance
                                                                                                Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Insurance         MN (1) (*)            Aetna U.S. Healthcare Inc.     100%    Accident and Health Insurance
Company                                                                                         Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.            MD (1) (*)            Aetna U.S. Healthcare Inc.     100%    Utilization Review
------------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organization    NJ (1) (*)            Aetna U.S. Healthcare Inc.     100%    HMO
of New Jersey, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              NY (1) (*)            Aetna U.S. Healthcare Inc.     100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              CT (1) (*)            Aetna U.S. Healthcare Inc.     100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              MA (1) (*)            Aetna U.S. Healthcare Inc.     100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              DE (1) (*)            Aetna U.S. Healthcare Inc.     100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare of New Hampshire,  NH (1) (*)            Aetna U.S. Healthcare Inc.     100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc.           DE (1) (*)            U.S. Healthcare Financial      100%    DE Holding Company
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Investments, Inc.      DE (1) (*)            U.S. Healthcare Financial      100%    DE Holding Company
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Physicians Care      PA (1) (*)            U.S. Healthcare Financial      100%    Financial Services to Physicians
Systems, Inc.                                            Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Home Health Care     PA (1) (*)            U.S. Healthcare Financial      100%    Inactive - other Medical Services
Systems, Inc.                                            Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation Corp.         PA (1) (*)            U.S. Healthcare Financial      100%    Ownership and Operation of Airplanes
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Properties, Inc.   PA (1) (*)            U.S. Healthcare Financial      100%    Holding Company for Real Estate
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Inteli-Health, Inc.                DE (1) (*)            U.S. Healthcare Financial       98%    Software Development
                                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
USHC Management Services           DE (1) (*)            U.S. Healthcare Financial      100%    Management and Financial Services to
Corporation                                              Services, Inc.                         Network Providers
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Advantage, Inc.    DE (1) (*)            Advent Investments, Inc.       100%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Data Interchange        DE (1) (*)            Advent Investments, Inc.       100%    Software Development
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Wissahickon Payment                DE (1) (*)            Advent Investments, Inc.       100%    Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Financial Services, Inc.    DE (1) (*)            U.S. Healthcare Advantage,     100%    Holding Company
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Administrators,   PA (1) (*)            Advent Financial Services,     100%    Third Party Administrator for
Inc.                                                     Inc.                                   Self-Insured Plans
------------------------------------------------------------------------------------------------------------------------------------
Managed Care Coordinators, Inc.    DE (1) (*)            Advent Financial Services,     100%    Evaluation and Administration of
                                                         Inc.                                   Multiple Health Plans
------------------------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation           PA (1) (*)            Advent Financial Services,     100%    Shell
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Algorithms, Inc.      PA (1) (*)            Advent Financial Services,     100%    Services to Analyze the Quality and
                                                         Inc.                                   Effectiveness of Medical Care
------------------------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage, Inc.       PA (1) (*)            Advent Financial Services,     100%    Case Management and other Medical
                                                         Inc.                                   Management Services for Employers on
                                                                                                Costs Related to Workers'
                                                                                                Compensation Claims
------------------------------------------------------------------------------------------------------------------------------------

May 7, 1997              COMPANY ORGANIZATION LIST


------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER             OWNERSHIP  PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Primary Investments, Inc.          DE (1) (*)            Primary Holdings, Inc.         100%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
United States Health Care Systems  PA (1) (*)            Primary Investments, Inc.      100%    HMO
of Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              VA (1) (*)            Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              OH (1) (*)            Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare of the Carolinas,  NC (1) (*)            Primary Investments, Inc.      100%    HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare of Georgia, Inc.   GA (1) (*)            Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
Advent HMO Corporation             ND (1) (*)            Primary Investments, Inc.      100%    Inactive
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company      CT (1) (*)            Primary Investments, Inc.      100%    Accident and Health Insurance
                                                                                                Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        AL (1)(*)             Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        MI (1) (*)            Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        OK (1) (*)            Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              MO (1) (*)            Primary Investments, Inc.      100%    HMO
------------------------------------------------------------------------------------------------------------------------------------
Frontier Health Holdings, Inc.     DE (1) (*)            Primary Investments, Inc.      100%    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of           CO (1) (*)            Frontier Health Holdings,      100%    HMO
Colorado, Inc.                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------

Item 26. Number of Holders of Securities
----------------------------------------

     As of June 30, 1997:

         (1)  Title of Class            (2)  Number of Record Holders

                                       Select Class           Adviser Class
Money Market                                  6,082                   7,949
Government                                       89                      72
Bond                                            964                     146
Aetna Fund                                    2,068                     875
Growth and Income                             1,965                   2,239
Growth                                          608                   1,712
Small Company                                   436                   1,284
International Growth                          1,064                     874
Ascent                                           28                      94
Crossroads                                        7                      34
Legacy                                            7                      11
Index Plus                                       35                      80

Item 27. Indemnification
------------------------

              Article 9, Section (d) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit 24(b)(1) to Registrant's Registration Statement on Form N-1A (File No. 33-85620), as filed electronically on June 28, 1995, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires in October, 1997.

              Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and
              (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 28.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

             The Investment Adviser, Aetna Life Insurance and Annuity Company (Aetna), is an insurance company that issues variable and fixed annuities, and variable and universal life insurance policies and acts as principal underwriter and depositor for separate accounts holding assets for variable contracts and policies. It also acts as the investment adviser and principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)) and acts only as investment adviser for the Registrant. Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

             The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

 ----------------------------------------------------------------------------------------------------------
 Name                    Positions and Offices               Other Principal Position(s) Held
 ----                    with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                         -----------------------             ---------------------------------

 ----------------------------------------------------------------------------------------------------------
 Daniel P. Kearney       Director, President and Executive   Director and President (since March 1996) --
                                                             Officer Aetna Retirement Holdings, Inc.;
                                                             President (since December 1995) -- Aetna
                                                             Retirement Services, Inc.; President (since
                                                             December 1993) -- Aetna Life Insurance and
                                                             Annuity Company; Executive Vice President
                                                             (since December 1993) -- Aetna Inc. (formerly
                                                             Aetna Life and Casualty Company); Director
                                                             (since 1992) -- MBIA, Inc.



 ----------------------------------------------------------------------------------------------------------
 Name                    Positions and Offices               Other Principal Position(s) Held
 ----                    with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                         -----------------------             ---------------------------------

 ----------------------------------------------------------------------------------------------------------
 Christopher J. Burns    Director and Senior Vice            Director, Aetna Financial Services, Inc.
                         President                           (since January 1996), and Aetna Investment
                                                             Services, Inc. (since July 1992) and
                                                             President, Chief Operations Officer (since
                                                             November 1996) -- Aetna Investment Services,
                                                             Inc.; Director (since March 1996) -- Aetna
                                                             Retirement Holdings, Inc.

 J. Scott Fox            Director and Senior Vice President  Director and Senior Vice President (since
                                                             March 1997) -- Aetna Retirement Holdings,
                                                             Inc.; Senior Vice President (since March
                                                             1997) -- Aetna Life Insurance and Annuity
                                                             Company; Managing Director, Chief Operating
                                                             Officer, Chief Financial Officer, Treasurer
                                                             (April 1994 - March 1997) -- Aeltus
                                                             Investment Management, Inc.

 Timothy A. Holt         Director, Senior Vice President     Senior Vice President and Chief Financial
                         and Chief Financial Officer         Officer (since February 1996) -- Aetna Life
                                                             Insurance and Annuity Company; Vice President
                                                             (June 1991 - February 1996) -- Portfolio
                                                             Management/Investment Group, Aetna Inc.
                                                             (formerly known as Aetna Life and Casualty
                                                             Company); Director (since March 1996) -- Aetna
                                                             Retirement Holdings, Inc.; Vice President
                                                             (since September 1996) -- Aetna Retirement
                                                             Holdings, Inc.

 John Y. Kim             Director and Senior Vice President  President (since December 1995) -- Aeltus
                                                             Investment Management, Inc.; Chief
                                                             Investment Officer (since May 1994) -- Aetna
                                                             Life Insurance and Annuity Company.



 ----------------------------------------------------------------------------------------------------------
 Name                    Positions and Offices               Other Principal Position(s) Held
 ----                    with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                         -----------------------             ---------------------------------

 ----------------------------------------------------------------------------------------------------------
 Shaun P. Mathews        Director and Vice President         Director (since December 1996) -- Aetna
                                                             Insurance Agency Holding Company, Inc.; Vice
                                                             President (since February 1996), Senior Vice
                                                             President (March 1991 - Present) -- Aetna
                                                             Life Insurance and Annuity Company;
                                                             Director, Aetna Investment Services, Inc.
                                                             (since July 1993), and Aetna Insurance
                                                             Company of America (since February 1993).

 Glen Salow              Director and Vice President         Vice President (since 1992) -- Aetna Life
                                                             Insurance and Annuity Company.

 Creed R. Terry          Director and Vice President         Vice President (since February 1996), Market
                                                             Strategist (August 1995 - February 1996) --
                                                             Aetna Life Insurance and Annuity Company;
                                                             President, (1991 - 1995) Chemical Technology
                                                             Corporation (a subsidiary of Chemical Bank).

 Kirk P. Wickman         Vice President, General Counsel     Vice President, General Counsel and
                         and Secretary                       Corporate Secretary (since March 1997) --
                                                             Aetna Retirement Holdings, Inc.; Vice
                                                             President, General Counsel and Secretary
                                                             (since November 1996) -- Aetna Life Insurance
                                                             and Annuity Company; Vice President and
                                                             Counsel (June 1992 - November 1996) -- Aetna
                                                             Life Insurance Company.



 ----------------------------------------------------------------------------------------------------------
 Name                    Positions and Offices               Other Principal Position(s) Held
 ----                    with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                         -----------------------             ---------------------------------

 ----------------------------------------------------------------------------------------------------------
 Deborah Koltenuk        Vice President and Treasurer,       Vice President, Investment Planning and
                         Corporate Controller                Financial Reporting (April 1996 to July 1996)
                                                             -- Aetna Life Insurance Company; Vice
                                                             President, Investment Planning and Financial
                                                             Reporting (October 1994 to April 1996) Aetna
                                                             Life Insurance Company, the Aetna Casualty and
                                                             Surety Company and The Standard Fire and
                                                             Insurance Company; Vice President and
                                                             Treasurer, Corporate Controller (since March
                                                             1996) -- Aetna Retirement Holdings, Inc.

 Frederick D. Kelsven    Vice President and Chief            Director of Compliance (January 1985 to
                         Compliance Officer                  September 1996) -- Nationwide Life Insurance
                                                             Company.

     * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
     ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Aeltus Investment Management, Inc. (Aeltus), the subadviser for each Series of the Fund, reference is hereby made to "Management" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Aeltus, reference is hereby made to the current Form ADV (File No. 801-9046) of Aeltus filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriters
-------------------------------

         (a) The principal underwriter, Aetna Investment Services, Inc., is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc.

         (b)  The following are the directors and principal officers of the
              Underwriter:

Name and Principal                  Positions and Offices                           Positions and Offices
Business Address*                   with Principal Underwriter                      with Registrant
-----------------                   --------------------------                      ---------------

Christopher J. Burns                Director, President and Chief Executive
                                    Operating Officer

Shaun P. Mathews                    Director and Senior Vice President              Director and President

Marsha A. Rohrs                     Director and Senior Vice President

Martin T. Conroy                    Vice President and Treasurer, Chief Financial   Vice President
                                    Officer

Frederick D. Kelsven                Vice President and Chief Compliance Officer

Thomas M. Bounty                    Corporate Secretary and Counsel (Chief Legal
                                    Officer)


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

         (c)      Not applicable.

Item 30. Location of Accounts and Records
-----------------------------------------

              As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aetna, maintain physical possession of each account, book or other documents, at their principal place of business located at:

                                            151 Farmington Avenue
                                            Hartford, Connecticut 06156

              Shareholder records are maintained by the transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53261.


Item 31.     Management Services
--------     -------------------

             Not applicable.

Item 32. Undertakings
---------------------

         The Registrant undertakes that if requested by the holders of at least 10% of a Fund's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

         The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 9th day of July, 1997.


                                          AETNA SERIES FUND, INC.
                                          -----------------------------
                                              Registrant

                                          By  Shaun P. Mathews*
                                              -------------------------
                                              Shaun P. Mathews
                                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons on July 9, 1997 in the capacities indicated.

Signature                                    Title                                              Date
---------                                    -----                                              ----

Shaun P. Mathews*                            President and Director                    )
------------------------------------------   (Principal Executive Officer)             )
Shaun P. Mathews                                                                       )
                                                                                       )
Morton Ehrlich*                              Director                                  )
------------------------------------------                                             )
Morton Ehrlich                                                                         )
                                                                                       )
Maria T. Fighetti*                           Director                                  )        July
------------------------------------------                                             )        9, 1997
Maria T. Fighetti                                                                      )
                                                                                       )
David L. Grove*                              Director                                  )
------------------------------------------                                             )
David L. Grove                                                                         )
                                                                                       )
Daniel P. Kearney*                           Director                                  )
------------------------------------------                                             )
Daniel P. Kearney                                                                      )
                                                                                       )
Timothy A. Holt*                             Director                                  )
------------------------------------------                                             )
Timothy A. Holt                                                                        )
                                                                                       )
Sidney Koch*                                 Director                                  )
------------------------------------------                                             )
Sidney Koch                                                                            )





Corine T. Norgaard*                          Director                                  )
------------------------------------------                                             )
Corine T. Norgaard                                                                     )
                                                                                       )
Richard G. Scheide*                          Director                                  )
------------------------------------------                                             )
Richard G. Scheide                                                                     )
                                                                                       )
J. Scott Fox*                                Vice President and Treasurer              )
------------------------------------------   (Principal Financial and                  )
J. Scott Fox                                  Accounting Officer)                      )

By:  /s/
     -----------------------------
         *Amy R. Doberman
         Attorney-in-Fact

                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                         Page
-----------            -------                                                                         ----

99-b(1)(a)             Articles of Incorporation (June 17, 1991), including Articles                     *
                       Supplementary (September 21, 1993, October 22, 1993, September 16, 1994)

99-b(1)(b)             Articles of Amendment/Supplementary (September 16, 1996, October 10,              *
                       1996, October 10, 1996)

99-b(2)                By-laws (as amended September 13, 1994)                                           *

99-b(4)                Instruments Defining Rights of Holders (set forth in the Articles of              *
                       Incorporation)

99-b(5)(a)             Form of (executed) Investment Advisory Agreement                                  *

99-b(5)(b)             Form of (executed) Subadvisory Agreement                                          *

99-b(6)(a)             Underwriting Agreement between the Registrant and Aetna Investment
                       Services, Inc.
                                                                                                        ---

99-b(6)(b)             Dealer Agreement for registrant between Aetna and Aetna Investment                *
                       Services, Inc. (February 8, 1994)

99-b(8)(a)(1)          Custodian Agreement - Mellon Bank, N.A.                                           *

99-b(8)(a)(2)          Amendments to Custodian Agreement - Mellon Bank, N.A.                             *

99-b(8)(a)(3)          Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)           *

99-b(8)(a)(4)          Custodian Agreement - Brown Brothers Harriman & Company (International            *
                       Growth Portfolio)

99-b(8)(a)(5)          Amendment to Custodian Agreement - Mellon Bank, N.A. (Aetna Index Plus            *
                       Fund)

99-b(9)(a)             Form of Administrative Services Agreement                                         *

99-b(9)(a)(i)          Administrative Services Agreement - Aetna Index Plus Fund                         *

99-b(9)(b)             License Agreement                                                                 *

99-b(10)               Opinion and Consent of Counsel
                                                                                                        ---

99-b(11)               Consent of Independent Auditors
                                                                                                        ---

*Incorporated by reference





Exhibit No.            Exhibit                                                                         Page
-----------            -------                                                                         ----

99-b(15)(a)            Distribution Plan
                                                                                                        ---

99-b(15)(b)            Shareholder Services Plan
                                                                                                        ---

99-b(16)               Schedule for Computation of Performance Data                                      *

99-b(18)               Multi-Class Plan                                                                  *

99-b(19)               Powers of Attorney                                                                *

27                     Financial Data Schedules
                                                                                                        ---

*Incorporated by reference